IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2021	Oct. 31, 2020
Disclosure of contractual obligations [line items]
Deposits	$ 573,927	$ 570,740
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	206,090	202,152
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	349,100	351,600
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	$ 18,666	$ 17,011